Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

12. INCOME TAXES

The Company files tax returns in United States (“U.S.”) Federal, state and local jurisdictions, plus Argentina and the United Kingdom (“U.K.”).

United States and international components of income before income taxes were as follows:

	For The Years Ended
	December 31,
	2019	2018

United States	$(5,397,049)	$(5,171,150)
International	(1,559,766)	(507,269)
Income before income taxes	$(6,956,815)	$(5,678,419)

The income tax provision (benefit) consisted of the following:

	For The Years Ended
	December 31,
	2019	2018
Federal
Current	$-	$-
Deferred	(745,677)	(979,625)

State and local
Current	-	-
Deferred	425,387	1,839,145

Foreign
Current	-	-
Deferred	326,017	1,590
	5,727	861,109
Change in valuation allowance	(5,727)	(861,109)
Income tax provision (benefit)	$-	$-

For the years ended December 31, 2019 and 2018, the expected tax expense (benefit) based on the statutory rate is reconciled with the actual tax expense (benefit) as follows:

	For The Years Ended
	December 31,
	2019	2018
U.S. federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(0.1)%	(3.1)%
Permanent differences	0.7%	0.7%
Write-off of deferred tax assets	18.9%	3.9%
Prior period adjustments	2.4%	33.4%
Other	(0.9)%	1.3%
Change in valuation allowance	(0.1)%	(15.2)%
Income tax provision (benefit)	0.0%	0.0%

As of December 31, 2019 and 2018, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

	December 31,
	2019	2018

Net operating loss	$19,732,170	$18,734,230
Stock based compensation	349,027	1,120,521
Argentine tax credits	109,610	433,407
Accruals and other	37,144	4,991
Receivable allowances	469,017	415,662
Total deferred tax assets	20,696,968	20,708,810
Valuation allowance	(20,695,788)	(20,701,515)
Deferred tax assets, net of valuation allowance	1,180	7,295
Excess of book over tax basis of warrants	(1,180)	(7,295)
Net deferred tax assets	$-	$-

As of December 31, 2019, the Company estimates that an aggregate of approximately $67,600,000, $53,700,000 and $30,100,000 of gross U.S. federal, state and local net operating losses (“NOLs”) may be available to offset future taxable income, each of which includes approximately $1,300,000 of GGI 2019 NOLs which is no longer part of the consolidated tax group because GGH’s ownership interest is now less than 80%. Approximately $55,900,000 of the federal NOLs will expire from 2020 to 2037 and approximately $11,700,000 have no expiration. All of the $53,700,000 of state NOLs will expire from 2035 to 2039 and approximately $30,000,000 of the local NOLs will expire from 2035 to 2037, while approximately $100,000 of the local NOLs have no expiration. These NOL carryovers are subject to annual limitations under Section 382 of the U.S. Internal Revenue Code because there was a greater than 50% ownership change, as determined under the regulations, on or about June 30, 2012. We have determined that, due to those annual limitations under Section 382, approximately $6,315,000 of NOLs will expire unused and are not included in the available NOLs stated above. Therefore, we have reduced the related deferred tax asset for NOL carryovers by approximately $2,810,000 from June 30, 2012 forward. The Company’s NOLs generated through the date of the ownership change on June 30, 2012 are subject to an annual limitation of approximately $1,004,000. The Company remains subject to the possibility that a greater than 50% ownership change could trigger additional annual limitations on the usage of NOLs.

As of December 31, 2019, the Company had approximately $450,000 of gross U.K. NOL carryovers which do not expire, and the Company had approximately $110,000 of Argentine tax credits which may be carried forward 10 years and begin to expire in 2020.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the future generation of taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and taxing strategies in making this assessment. Based on this assessment, management has established a full valuation allowance against all of the net deferred tax assets for each period, since it is more likely than not that all of the deferred tax assets will not be realized. The valuation allowance for the year ended December 31, 2019 decreased by approximately $6,000 and for the year ended December 31, 2018 decreased by approximately $861,000.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements as of December 31, 2019 and 2018. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date. The Company has U.S. tax returns subject to examination by tax authorities beginning with those filed for the year ended December 31, 2016 (or the year ended December 31, 2000 if the Company were to utilize its NOLs). No tax audits were commenced or were in process during the years ended December 31, 2019 and 2018. The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses in the consolidated statements of operations.